Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000024828 | Agency Risk Transfer Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000024828 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024828 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024828 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024828 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000024828 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000024830 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024830 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024830 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024830 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024830 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024830 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024830 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024830 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024830 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000024830 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%